Recoverable Taxes - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	R$ 174	R$ 236
Recoverable taxes, non-current	231	178
Recoverable taxes	405	414
ICMS (VAT) [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	71	155
Recoverable taxes, non-current	225	171
PIS and Pasep taxes [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	12	12
Recoverable taxes, non-current	1	1
Cofins [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	56	58
Recoverable taxes, non-current	3	5
Other [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	35	11
Recoverable taxes, non-current	R$ 2	R$ 1